Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 160,470	R$ 153,714
Total		178,824	172,748
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		1,998	2,003
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		2,300	2,004
Escrow-account (ii)
Disclosure of contingent liabilities [line items]
Indemnification asset	[2]	R$ 14,055	R$ 15,027

[1]	Refers to an indemnification asset of the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$160,470 (R$ 153,714 on December 31, 2020). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.